Financial Instruments	12 Months Ended
Dec. 31, 2015
Investments, All Other Investments [Abstract]
Financial Instruments
3.	Financial Instruments

a)	Fair Value Measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash – The fair value of the Partnership’s cash and cash equivalents and restricted cash approximates its carrying amounts reported in the consolidated balance sheets.

Interest rate swap/swaption and cross-currency swap agreements – The fair value of the Partnership’s derivative instruments is the estimated amount that the Partnership would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates and the current credit worthiness of both the Partnership and the derivative counterparties. The estimated amount is the present value of future cash flows. The Partnership transacts all of its derivative instruments through investment-grade rated financial institutions at the time of the transaction and requires no collateral from these institutions. Given the current volatility in the credit markets, it is reasonably possible that the amount recorded as a derivative liability could vary by a material amount in the near term.

Other derivative – The Partnership's other derivative agreement is between Teekay Corporation and the Partnership and relates to hire payments under the time-charter contract for the Suezmax tanker Toledo Spirit (see Note 12c). The fair value of this derivative agreement is the estimated amount that the Partnership would receive or pay to terminate the agreement at the reporting date, based on the present value of the Partnership’s projection of future spot market tanker rates, which have been derived from current spot market tanker rates and long-term historical average rates. As projections of future spot rates are specific to the Partnership, these are considered Level 3 inputs for the purposes of estimating the fair value.

Long-term receivable included accounts receivable and other assets – The fair values of the Partnership’s long-term loan receivable is estimated using discounted cash flow analysis based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the counterparty.

Long-term debt – The fair values of the Partnership’s fixed-rate and variable-rate long-term debt is either based on quoted market prices or estimated using discounted cash flow analyses based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Partnership.

The Partnership categorizes the fair value estimates by a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.                  Observable inputs such as quoted prices in active markets;

Level 2.                  Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3.                  Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at a fair value on a recurring basis.

			December 31, 2015		December 31, 2014
	Fair Value Hierarchy Level		Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1		214,000	214,000	205,636	205,636
Derivative instruments (note 13)
Interest rate swap agreements	Level 2		(104,137)	(104,137)	(119,558)	(119,558)
Interest rate swaption agreements – assets	Level 2		5,623	5,623	—	—
Interest rate swaption agreements – liabilities	Level 2		(6,406)	(6,406)	—	—
Cross currency swap agreements	Level 2		(128,782)	(128,782)	(70,386)	(70,386)
Other derivative	Level 3		(6,296)	(6,296)	(2,137)	(2,137)
Other:
Advances to equity accounted joint ventures (note 7)	(i	)	159,870	(i )	181,514	(i )
Long-term receivable included in accounts receivable and other assets(ii)	Level 3		16,453	16,427	17,137	17,164
Long-term debt – public (note 10)	Level 1		(291,247)	(288,333)	(212,536)	(220,762)
Long-term debt – non-public (note 10)	Level 2		(1,707,962)	(1,677,139)	(1,694,445)	(1,659,852)

(i)	The advances to equity accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.
(ii)	As at December 31, 2015, the estimated fair value of the non-interest bearing receivable is based on the remaining future fixed payments of $18.2 million to be received from BG International Limited (or BG), as part of the ship construction support agreement, as well as an estimated discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest bearing receivable from BG, the discount rate is based on unsecured debt instruments of similar maturity held, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Changes in fair value during the years ended December 31, 2015 and 2014 for the Partnership’s other derivative asset, the Toledo Spirit time-charter derivative, which is described below and is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Year Ended December 31,
	2015 $	2014 $
Fair value at beginning of year	(2,137)	6,344
Realized and unrealized (losses) gains included in earnings	(5,039)	(7,161)
Settlements	880	(1,320)

Fair value at end of year	(6,296)	(2,137)

The Partnership’s Suezmax tanker the Toledo Spirit operates pursuant to a time-charter contract that increases or decreases the otherwise fixed-hire rate established in the charter depending on the spot charter rates that the Partnership would have earned had it traded the vessel in the spot tanker market. In order to reduce the variability of its revenue under the Toledo Spirit time-charter, the Partnership entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The estimated fair value of this other derivative is based in part upon the Partnership’s projection of future spot market tanker rates, which has been derived from current spot market tanker rates and long-term historical average rates as well as an estimated discount rate. The estimated fair value of this other derivative as of December 31, 2015 is based upon an average daily tanker rate of $34,093 (December 31, 2014 – $27,554) over the remaining duration of the charter contract and a discount rate of 7.5% (December 31, 2014 – 7.4%). In developing and evaluating this estimate, the Partnership considers the current tanker market fundamentals as well as the short and long-term outlook. A higher or lower average daily tanker rate would result in a higher or lower fair value liability or a lower or higher fair value asset. A higher or lower discount rate would result in a lower or higher fair value asset or liability.

b)	Financing Receivables

The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis.

Class of Financing Receivable	Credit Quality Indicator	Grade	December 31, 2015 $	December 31, 2014 $
Direct financing leases	Payment activity	Performing	666,658	682,495
Other receivables:
Long-term receivable and accrued revenue included in accounts receivable and other assets	Payment activity	Performing	28,256	30,664
Advances to equity accounted joint ventures (note 7)	Other internal metrics	Performing	159,870	181,514

			854,784	894,673